(Loss)/earnings per share - Ordinary shares (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Weighted-average number of ordinary
Issued ordinary share	1,202,646,619	1,204,860,715	865,591,398
Effect of shares issued upon IPO and exercise of the over-allotment option			90,911,146
Effect of shares converted from Series A preferred shares			83,495,097
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	40,181,685
Effect of shares released from share incentive plan	2,878,812	2,369,454	64,373,834
Effect of repurchase of shares	(2,386,739)	(1,702,821)
Weighted average number of ordinary shares, basic	1,243,320,377	1,205,527,348	1,104,371,475